Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES I
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	dvs1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

DWS International VIP

The following changes are effective on or about May 1, 2014.

All disclosure and references in the fund's summary prospectuses to "Credit risk" and "Interest rate risk" are hereby deleted.

The following information replaces the existing disclosure contained under the "PRINCIPAL INVESTMENT STRATEGY" section within the fund's summary prospectuses.

Main investments. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The fund's equity investments may also include preferred stocks, depositary receipts and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management intends to select approximately fifty stocks with the lowest positive Cash Return on Capital Invested (CROCI®) Economic Price Earnings Ratio from a universe comprising approximately 330 of the largest equities by market capitalization in the MSCI EAFE Index, excluding financial stocks. The CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio) is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e. price/ book value divided by return on equity). At times, the number of stocks held in the fund may differ from fifty stocks as a result of corporate actions, mergers or other events.

The fund is reconstituted on a quarterly basis in accordance with the CROCI® strategy's rules (re-selecting approximately fifty stocks that will make up the fund) and the regional weighting in the fund is targeted to match the regional weighting of the fund's benchmark, the MSCI EAFE Index. The region-neutral approach attempts to reduce the risk of significant regional over or underweights in the fund relative to the MSCI EAFE Index benchmark. The CROCI® strategy does not form opinions about relative attractiveness of different regions and targets region neutrality in order to seek to reduce currency risks relative to the benchmark, as well keeping the focus of the strategy on stock selection, rather than regional allocation. During the selection process, a selection buffer is applied to attempt to reduce the annual turnover of the strategy. This buffer seeks to reduce portfolio turnover by limiting the replacement of a portfolio security to when its Economic P/E ratio exceeds a threshold determined by portfolio management from time to time. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the fund with tax efficiency in mind. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following disclosure is added under the "MAIN RISKS" section within the fund's summary prospectuses.

CROCI® risk. The fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of the CROCI® Economic P/E Ratio is determined by the CROCI® Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI® Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.

DWS International VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvs1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

DWS International VIP

The following changes are effective on or about May 1, 2014.

All disclosure and references in the fund's summary prospectuses to "Credit risk" and "Interest rate risk" are hereby deleted.

The following information replaces the existing disclosure contained under the "PRINCIPAL INVESTMENT STRATEGY" section within the fund's summary prospectuses.

Main investments. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). The fund's equity investments may also include preferred stocks, depositary receipts and other securities with equity characteristics, such as convertible securities and warrants.

Management process. Portfolio management intends to select approximately fifty stocks with the lowest positive Cash Return on Capital Invested (CROCI®) Economic Price Earnings Ratio from a universe comprising approximately 330 of the largest equities by market capitalization in the MSCI EAFE Index, excluding financial stocks. The CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio) is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e. price/ book value divided by return on equity). At times, the number of stocks held in the fund may differ from fifty stocks as a result of corporate actions, mergers or other events.

The fund is reconstituted on a quarterly basis in accordance with the CROCI® strategy's rules (re-selecting approximately fifty stocks that will make up the fund) and the regional weighting in the fund is targeted to match the regional weighting of the fund's benchmark, the MSCI EAFE Index. The region-neutral approach attempts to reduce the risk of significant regional over or underweights in the fund relative to the MSCI EAFE Index benchmark. The CROCI® strategy does not form opinions about relative attractiveness of different regions and targets region neutrality in order to seek to reduce currency risks relative to the benchmark, as well keeping the focus of the strategy on stock selection, rather than regional allocation. During the selection process, a selection buffer is applied to attempt to reduce the annual turnover of the strategy. This buffer seeks to reduce portfolio turnover by limiting the replacement of a portfolio security to when its Economic P/E ratio exceeds a threshold determined by portfolio management from time to time. Portfolio management will take additional measures to attempt to reduce portfolio turnover, market impact and transaction costs in connection with implementation of the strategy, by applying liquidity controls and managing the fund with tax efficiency in mind. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within Deutsche Asset & Wealth Management, through a licensing agreement with the fund's Advisor.

Derivatives. Portfolio management generally may use futures contracts, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. In addition, portfolio management generally may use forward currency contracts to hedge the fund's exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities. Portfolio management generally may use structured notes to gain exposure to certain foreign markets that may not permit direct investment.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following disclosure is added under the "MAIN RISKS" section within the fund's summary prospectuses.

CROCI® risk. The fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the fund.

The calculation of the CROCI® Economic P/E Ratio is determined by the CROCI® Investment Strategy and Valuation Group using publicly available information. This publicly available information is adjusted on assumptions made by the CROCI® Investment Strategy and Valuation Group that, subsequently, may prove not to have been correct. As CROCI® Economic P/E Ratios are calculated using historical information, there can be no guarantee of the future performance of the CROCI® strategy.